Summary of Significant Accounting Policies - Debt Issuance Costs (Details) - Accounting Standards Update 2015-03 - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Prepayments and other current assets
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred issuance costs	$ (13)
Other long-term assets
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred issuance costs	$ (67)
Debt, current portion
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred issuance costs		$ 3
Debt, long term portion
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred issuance costs		$ 77